As filed with the Securities and Exchange Commission on May 10, 2018

File Nos. 333-164077

811-22375

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 72	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 74	☒

PIMCO Equity Series

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (June 8, 2018) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 72 to the Registration Statement of PIMCO Equity Series (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 45, which was filed with the Securities and Exchange Commission on January 27, 2017. This Post-Effective Amendment No. 72 is filed solely for the purpose of designating June 8, 2018 as the new effective date of Post-Effective Amendment No. 45, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 47 to the Trust’s Registration Statement, as filed March 29, 2017, Post-Effective Amendment No. 49 to the Trust’s Registration Statement, as filed April 27, 2017, Post-Effective Amendment No. 51 to the Trust’s Registration Statement, as filed May 25, 2017, Post-Effective Amendment No. 52 to the Trust’s Registration Statement, as filed June 7, 2017, Post-Effective Amendment No. 56 to the Trust’s Registration Statement, as filed July 6, 2017, Post-Effective Amendment No. 57 to the Trust’s Registration Statement, as filed August 3, 2017, Post-Effective Amendment No. 59 to the Trust’s Registration Statement, as filed August 31, 2017, Post-Effective Amendment No. 60 to the Trust’s Registration Statement, as filed September 28, 2017, Post-Effective Amendment No. 61 to the Trust’s Registration Statement, as filed October 26, 2017, Post-Effective Amendment No. 64 to the Trust’s Registration Statement, as filed November 22, 2017, Post-Effective Amendment No. 65 to the Trust’s Registration Statement, as filed December 21, 2017, Post-Effective Amendment No. 66 to the Trust’s Registration Statement, as filed January 18, 2018, Post-Effective Amendment No. 67 to the Trust’s Registration Statement, as filed February 15, 2018, Post-Effective Amendment No. 69 to the Trust’s Registration Statement, as filed March 15, 2018, and Post-Effective Amendment No. 70 to the Trust’s Registration Statement, as filed April 12, 2018. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 72 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 10th day of May, 2018.

PIMCO Equity Series
(Registrant)

By:
Peter G. Strelow*, President

*, **By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
	Trustee	May 10, 2018
Brent R. Harris*
	Trustee	May 10, 2018
Jennifer Holden Dunbar**
	Trustee	May 10, 2018
Peter B. McCarthy**
	Trustee	May 10, 2018
Ronald C. Parker**
	President (Principal Executive Officer)	May 10, 2018
Peter G. Strelow*
	Treasurer (Principal Financial and Accounting Officer)	May 10, 2018
Trent W. Walker*

*, **By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 42 to Registration Statement No. 333-164077 on August 25, 2016.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 47 to Registration Statement No. 333-164077 on March 29, 2017.